                     Microsoft Word 10.0.6612;UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-4997

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds V

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE DIVIDEND INCOME FUND

August 31, 2004

                                                             NUMBER OF        MARKET
                                                             SHARES           VALUE
COMMON STOCK- 57.64%
Aerospace & Defense - 1.13%
Goodrich                                                       55,500        $ 1,762,680
                                                                             -----------
                                                                               1,762,680
                                                                             -----------
Banking, Finance & Insurance - 8.92%
Bank of America                                                40,636          1,827,807
Friedman Billings Ramsey Group Class A                         43,625            822,331
Gladstone Capital                                              52,000          1,221,480
JP Morgan Chase                                                59,500          2,355,011
MBNA                                                           87,500          2,112,250
Mellon Financial                                               60,700          1,751,802
Morgan Stanley                                                 36,400          1,846,572
US Bancorp                                                     65,500          1,932,250
                                                                             -----------
                                                                              13,869,503
                                                                             -----------
Cable, Media & Publishing - 1.24%
Viacom Class B                                                 57,700          1,921,987
                                                                             -----------
                                                                               1,921,987
                                                                             -----------
Chemicals - 1.22%
Dow Chemical                                                   44,500          1,905,045
                                                                             -----------
                                                                               1,905,045
                                                                             -----------
Computers & Technology - 3.29%
Intel                                                          72,700          1,547,783
+Intuit                                                        46,600          1,970,714
Pitney Bowes                                                   36,800          1,603,008
                                                                             -----------
                                                                               5,121,505
                                                                             -----------
Consumer Products - 1.44%
Clorox                                                         42,400          2,240,416
                                                                             -----------
                                                                               2,240,416
                                                                             -----------
Electronics & Electrical Equipment - 2.90%
Emerson Electric                                               27,200          1,693,200
General Electric                                               77,700          2,547,783
+Solectron                                                     50,968            262,995
                                                                             -----------
                                                                               4,503,978
                                                                             -----------
Energy - 4.46%
ChevronTexaco                                                  19,400          1,891,500
Exxon Mobil                                                    47,900          2,208,190
Kerr-McGee                                                     53,600          2,829,008
                                                                             -----------
                                                                               6,928,698
                                                                             -----------
Food, Beverage & Tobacco - 3.62%
Anheuser-Busch                                                 34,000          1,795,200
General Mills                                                  35,600          1,682,100
PepsiCo                                                        43,200          2,160,000
                                                                             -----------
                                                                               5,637,300
                                                                             -----------
Healthcare & Pharmaceuticals - 4.48%
Merck                                                          39,800          1,789,806
Pfizer                                                         57,600          1,881,792
+Tenet Healthcare                                             126,200          1,315,004
Wyeth                                                          54,100          1,978,437
                                                                             -----------
                                                                               6,965,039
                                                                             -----------
Leisure, Lodging & Entertainment - 2.04%
+Jameson Inns                                                 785,000          1,373,750
Starwood Hotels & Resorts Worldwide                            40,700          1,798,940
                                                                             -----------
                                                                               3,172,690
                                                                             -----------
Metals & Mining - 1.20%
Alcoa                                                          57,500          1,861,850
                                                                             -----------
                                                                               1,861,850
                                                                             -----------

Paper & Forest Products - 1.83%
International Paper                                            29,100          1,164,582
Weyerhaeuser                                                   26,900          1,681,519
                                                                              ----------
                                                                               2,846,101
                                                                              ----------
REITs  - 14.88%
American Home Mortgage Investment                              39,300          1,069,746
Apartment Investment & Management                              13,300            472,150
BRE Properties Class A                                         58,300          2,178,670
CarrAmerica Realty                                             54,400          1,813,696
CBL & Associates Properties                                     8,200            500,856
Developers Diversified Realty                                  16,800            633,528
Duke Realty                                                    31,100          1,057,400
Equity Office Properties Trust                                 43,400          1,239,504
Federal Realty Investment Trust                                29,600          1,343,248
+#Fieldstone Investments 144A                                  26,200            425,750
First Potomac Realty Trust                                     38,500            777,700
Hersha Hospitality Trust                                       68,000            658,240
+HomeBanc                                                      49,000            409,150
+#KKR Financial 144A                                          141,000          1,410,000
Liberty Property Trust                                         21,800            882,028
+#Medical Properties Trust 144A                                11,300            113,000
+MortgageIT Holdings                                          104,000          1,300,000
Prentiss Properties Trust                                      38,000          1,394,980
Rouse                                                          31,500          2,093,175
Simon Property Group                                           24,500          1,370,775
Sunset Financial                                               60,400            613,664
Vornado Realty Trust                                           22,400          1,405,824
                                                                              ----------
                                                                              23,163,084
                                                                              ----------
Telecommunications - 2.48%
Alltel                                                         35,500          1,940,075
BCE                                                            92,000          1,915,440
                                                                              ----------
                                                                               3,855,515
                                                                              ----------
Utilities - 2.51%
Duke Energy                                                    88,100          1,950,534
FPL Group                                                      28,200          1,951,440
                                                                              ----------
                                                                               3,901,974
                                                                              ----------
TOTAL COMMON STOCK (COST $87,385,856)                                         89,657,365
                                                                              ==========

                                                            PRINCIPAL
                                                               AMOUNT
                                                              (U.S.$)
CORPORATE BONDS- 19.06%
Aerospace & Defense - 0.10%
Armor Holdings 8.25% 8/15/13                                 $145,000            157,325
                                                                               ---------
                                                                                 157,325
                                                                               ---------
Automobiles & Automotive Parts - 0.28%
Advanced Accessory Systems 10.75% 6/15/11                     185,000            176,675
#Collins & Aikman Products 144A 12.875% 8/15/12               255,000            255,638
                                                                               ---------
                                                                                 432,313
                                                                               ---------
Banking, Finance & Insurance - 1.00%
#E*TRADE Financial 144A 8.00% 6/15/11                         385,000            394,624
#Farmers Exchange Capital 144A 7.20% 7/15/48                  338,000            344,108
#LaBranche & Company 144A 11.00% 5/15/12                      315,000            319,725
Midland Funding II 11.75% 7/23/05                              73,304             78,606
#Refco Finance 144A 9.00% 8/1/12                              140,000            145,600
Rhodia 8.875% 6/1/11                                          320,000            272,000
                                                                               ---------
                                                                               1,554,663
                                                                               ---------
Building & Materials - 0.18%
#Lone Star Industries 144A 8.85% 6/15/05                      161,000            166,480
Standard-Pacific 7.75% 3/15/13                                110,000            116,325
                                                                               ---------
                                                                                 282,805
                                                                               ---------
Business Services - 0.10%
Brickman Group 11.75% 12/15/09                                130,000            150,800
                                                                               ---------
                                                                                 150,800
                                                                               ---------

Cable, Media & Publishing - 1.94%
American Media Operation 10.25% 5/1/09                        130,000            136,988
#Cablevision Systems Corporate 144A 8.00% 4/15/12             365,000            375,950
#Charter Communications Operating144A 8.00% 4/30/12           405,000            403,988
CSC Holdings 10.50% 5/15/16                                   280,000            319,900
Dex Media Finance/West 9.875% 8/15/13                         155,000            179,025
Lodgenet Entertainment 9.50% 6/15/13                          390,000            428,025
Mediacom Broadband 11.00% 7/15/13                             625,000            679,687
#Sheridan Acquisition 144A 10.25% 8/15/11                     246,000            263,220
#Warner Music Group 144A 7.375% 4/15/14                       235,000            235,000
                                                                               ---------
                                                                               3,021,783
                                                                               ---------
Chemicals - 1.00%
#Borden U.S. Finance 144A 9.00% 7/15/14                       120,000            124,200
Huntsman ICI Chemicals 10.125% 7/1/09                         655,000            677,924
Huntsman International 9.875% 3/1/09                          140,000            151,900
Lyondell Chemical 9.875% 5/1/07                               230,000            243,513
#Nalco 144A 7.75% 11/15/11                                    215,000            230,050
Witco 6.875% 2/1/26                                           155,000            130,588
                                                                               ---------
                                                                               1,558,175
                                                                               ---------
Computers & Technology - 0.25%
Activant Solutions 10.50% 6/15/11                             245,000            256,025
#Stratus Technologies 144A 10.375% 12/1/08                    140,000            126,700
                                                                               ---------
                                                                                 382,725
                                                                               ---------
Consumer Services - 0.47%
Adesa 7.625% 6/15/12                                          345,000            350,175
Corrections Corporation of America 9.875% 5/1/09               60,000             67,275
#Service Corp International 144A 7.00% 4/1/16                 330,000            319,275
                                                                               ---------
                                                                                 736,725
                                                                               ---------
Energy - 1.35%
#Dynegy Holdings 144A 10.125% 7/15/13                         158,000            178,540
El Paso Natural Gas 7.625% 8/1/10                             100,000            107,000
El Paso Production Holding 7.75% 6/1/13                       255,000            251,813
#Hilcorp Energy 144A 10.50% 9/1/10                            235,000            261,438
Hornbeck Offshore Services 10.625% 8/1/08                     280,000            309,399
#KCS Energy 144A 7.125% 4/1/12                                265,000            272,950
#Plains Exploration & Production 144A 7.125% 6/15/14          235,000            250,275
#Pride International 144A 7.375% 7/15/14                      255,000            272,850
Tennessee Gas Pipeline 8.375% 6/15/32                         185,000            195,175
                                                                               ---------
                                                                               2,099,440
                                                                               ---------
Environmental Services - 0.35%
#Clean Harbors 144A 11.25% 7/15/12                            150,000            156,750
IESI 10.25% 6/15/12                                           350,000            379,750
                                                                               ---------
                                                                                 536,500
                                                                               ---------
Food, Beverage & Tobacco - 1.69%
B&G Foods 9.625% 8/1/07                                       335,000            341,281
Chiquita Brands 10.56% 3/15/09                                300,000            326,625
#Commonwealth Brands 144A 10.625% 9/1/08                      295,000            313,438
Constellation Brands 8.125% 1/15/12                           245,000            267,663
Cott Beverages 8.00% 12/15/11                                 245,000            266,744
#Gold Kist 144A 10.25% 3/15/14                                260,000            287,300
#Le-Natures 144A 10.00% 6/15/13                               360,000            377,999
#Standard Commercial 144A 8.00% 4/15/12                       245,000            247,450
#VICORP Restaurants 144A 10.50% 4/15/11                       195,000            197,925
                                                                               ---------
                                                                               2,626,425
                                                                               ---------
Healthcare & Pharmaceuticals - 0.73%
Ameripath 10.50% 4/1/13                                       145,000            149,350
Province Healthcare 7.50% 6/1/13                              280,000            315,000
#U.S. Oncology 144A 10.75% 8/15/14                            380,000            401,850
Universal Hospital Services 10.125% 11/1/11                   270,000            275,400
                                                                               ---------
                                                                               1,141,600
                                                                               ---------
Industrial Machinery - 0.37%
Aearo 8.25% 4/15/12                                           110,000            113,300
Interline Brands 11.50% 5/15/11                               195,000            215,963
Portola Packaging 8.25% 2/1/12                                275,000            240,625
                                                                               ---------
                                                                                 569,888
                                                                               ---------

Leisure, Lodging & Entertainment - 1.79%
Ameristar Casinos 10.75% 2/15/09                              295,000            334,088
Boyd Gaming 9.25% 8/1/09                                      435,000            476,868
#Horizon Lines 144A 9.00% 11/1/12                             205,000            216,275
Mandalay Resort 10.25% 8/1/07                                 275,000            309,719
MGM Mirage 9.75% 6/1/07                                       310,000            344,875
Penn National Gaming 8.875% 3/15/10                           290,000            319,000
Prime Hospitality 8.375% 5/1/12                               275,000            317,625
Wheeling Island Gaming 10.125% 12/15/09                       450,000            479,249
                                                                              ----------
                                                                               2,797,699
                                                                              ----------
Metals & Mining - 0.55%
AK Steel 7.75% 6/15/12                                        171,000            161,595
#Ispat Inland ULC 144A 9.75% 4/1/14                           650,000            697,125
                                                                              ----------
                                                                                 858,720
                                                                              ----------
Packaging & Containers - 0.60%
AEP Industries 9.875% 11/15/07                                160,000            164,000
Pliant 11.125% 9/1/09                                         130,000            140,075
#Port Townsend 144A 11.00% 4/15/11                            355,000            363,875
Radnor Holdings 11.00% 3/15/10                                165,000            139,425
*#Radnor Holdings 144A 8.35% 4/15/09                          130,000            130,650
                                                                              ----------
                                                                                 938,025
                                                                              ----------
Paper & Forest Products - 1.09%
Bowater 9.00% 8/1/09                                          470,000            525,679
Buckeye Technologies 8.00% 10/15/10                           285,000            282,863
Fort James 7.75% 11/15/23                                     510,000            536,775
Potlatch 12.50% 12/1/09                                       282,000            344,327
                                                                              ----------
                                                                               1,689,644
                                                                              ----------
REITs  - 0.58%
BF Saul 7.50% 3/1/14                                          265,000            266,325
Tanger Properties
   7.875% 10/24/04                                            450,000            454,500
   9.125% 2/15/08                                             163,000            179,300
                                                                              ----------
                                                                                 900,125
                                                                              ----------
Retail - 0.62%
O'Charley's 9.00% 11/1/13                                     250,000            265,000
Office Depot 10.00% 7/15/08                                   182,000            214,760
Perkins Family Restaurant 10.125% 12/15/07                    170,000            178,075
Petco Animal Supplies 10.75% 11/1/11                          167,000            189,545
Remington Arms 10.50% 2/1/11                                  120,000            111,000
                                                                              ----------
                                                                                 958,380
                                                                              ----------
Telecommunications - 2.05%
Alaska Communications Systems Holdings 9.875% 8/15/11         470,000            472,350
Centennial Cellular Operating 10.125% 6/15/13                 230,000            237,475
Cincinnati Bell 8.375% 1/15/14                                305,000            271,450
Citizens Communications 8.50% 5/15/06                          90,000             96,975
MCI
   5.908% 5/1/07                                              150,000            147,938
   6.688% 5/1/09                                              365,000            344,925
Nextel Communications 5.95% 3/15/14                           750,000            716,249
#Qwest 144A 7.875% 9/1/11                                     550,000            559,625
#Qwest Services 144A 14.00% 12/15/10                          300,000            350,250
                                                                              ----------
                                                                               3,197,237
                                                                              ----------
Textiles, Apparel & Furniture - 0.16%
Warnaco 8.875% 6/15/13                                        230,000            255,300
                                                                              ----------
                                                                                 255,300
Transportation & Shipping - 0.24%
Kansas City Southern Railway 9.50% 10/1/08                    180,000            196,200
Seabulk International 9.50% 8/15/13                           164,000            171,790
                                                                              ----------
                                                                                 367,990
                                                                              ----------
Utilities - 1.57%
Avista 9.75% 6/1/08                                           178,000            210,930
#Calpine Corporate 144A 8.75% 7/15/13                         480,000            376,800
*#Calpine Generating 144A 7.35% 4/1/10                        290,000            275,500
Elwood Energy 8.159% 7/5/26                                    81,788             81,379
Midwest Generation
   8.30% 7/2/09                                               165,000            169,125
   8.75% 5/1/34                                               300,000            320,250
#NRG Energy 144A 8.00% 12/15/13                               650,000            685,750
PSEG Energy Holdings 7.75% 4/16/07                            154,000            164,395
Reliant Energy 9.50% 7/15/13                                  140,000            155,400
                                                                              ----------
                                                                               2,439,529
                                                                              ----------
TOTAL CORPORATE BONDS (COST $29,364,614)                                      29,653,816
                                                                              ==========

CONVERTIBLE BONDS- 5.18%
Banking, Finance & Insurance - 0.73%
PMI Group 2.50% 7/15/21                                     1,000,000          1,135,000
                                                                              ----------
                                                                               1,135,000
                                                                              ----------
Cable, Media & Publishing - 0.81%
Mediacom Communications 5.25% 7/1/06                        1,000,000            947,500
Quebecor World USA 6.00% 10/1/07                              300,000            307,500
                                                                              ----------
                                                                               1,255,000
                                                                              ----------
Computers & Technology - 1.19%
Fairchild Semiconductor International 5.00% 11/1/08           850,000            845,750
^#ON Semiconductor 144A 9.815% 4/15/24                      1,500,000            990,000
                                                                              ----------
                                                                               1,835,750
                                                                              ----------
Consumer Services - 0.33%
Fluor 1.50% 2/15/24                                           500,000            515,000
                                                                              ----------
                                                                                 515,000
                                                                              ----------
Electronics & Electrical Equipment - 0.15%
#Solectron 144A 0.50% 2/15/34                                 275,000            236,500
                                                                              ----------
                                                                                 236,500
                                                                              ----------
Healthcare & Pharmaceuticals - 0.79%
*Wyeth 1.36% 1/15/24                                        1,250,000          1,235,941
                                                                              ----------
                                                                               1,235,941
                                                                              ----------
Leisure, Lodging & Entertainment - 0.28%
#Regal Entertainment 144A 3.75% 5/15/08                       350,000            432,688
                                                                              ----------
                                                                                 432,688
                                                                              ----------
REITs  - 0.08%
Meristar Hospitality 9.50% 4/1/10                             100,000            116,750
                                                                              ----------
                                                                                 116,750
                                                                              ----------
Retail - 0.53%
#Saks 144A 2.00% 3/15/24                                      925,000            829,031
                                                                              ----------
                                                                                 829,031
                                                                              ----------
Utilities - 0.29%
CenterPoint Energy 3.75% 3.75% 5/15/23                        400,000            458,000
                                                                              ----------
                                                                                 458,000
                                                                              ----------
TOTAL CONVERTIBLE BONDS (COST $8,497,848)                                      8,049,660
                                                                              ==========

FOREIGN BONDS- 3.59%
British Virgin Islands - 0.20%
Chippac International 12.75% 8/1/09                           290,000            310,300
                                                                              ----------
                                                                                 310,300
                                                                              ----------
Canada - 1.18%
Abitibi-Consolidated 6.95% 12/15/06                           370,000            385,263
#Hollinger 144A 12.875% 3/1/11                                 71,000             81,384
#Jean Coutu Group 144A 8.50% 8/1/14                           500,000            506,250
Rogers Cablesystems 10.00% 3/15/05                            510,000            530,399
*#Secunda International 144A 9.76% 9/1/12                     315,000            311,850
                                                                              ----------
                                                                               1,815,146
                                                                              ----------
Cayman Islands - 0.75%
#Apex Silver Mines 144A 2.875% 3/15/24                      1,000,000            951,250
Bluewater Finance 10.25% 2/15/12                              208,000            221,520
                                                                              ----------
                                                                               1,172,770
                                                                              ----------
Ireland - 0.36%
Smurfit Capital Funding 7.50% 11/20/25                        585,000            564,525
                                                                              ----------
                                                                                 564,525
                                                                              ----------
Liberia - 0.26%
Royal Caribbean Cruise 7.25% 3/15/18                          400,000            412,000
                                                                              ----------
                                                                                 412,000
                                                                              ----------
Luxembourg - 0.31%
#BCP Caylux 144A 9.625% 6/15/14                               445,000            480,044
                                                                              ----------
                                                                                 480,044
                                                                              ----------
Marshall Island - 0.11%
OMI 7.625% 12/1/13                                            170,000            171,700
                                                                              ----------
                                                                                 171,700
                                                                              ----------

Norway - 0.28%
Ocean Rig Norway 10.25% 6/1/08                                330,000            329,587
Petroleum Geo-Services 8.00% 11/5/06                          105,000            107,888
                                                                               ---------
                                                                                 437,475
                                                                               ---------
Sweden - 0.14%
Stena 9.625% 12/1/12                                          190,000            212,088
                                                                               ---------
                                                                                 212,088
                                                                               ---------
TOTAL FOREIGN BONDS (COST $5,583,296)                                          5,576,048
                                                                               =========

                                                            NUMBER OF
                                                            SHARES
CONVERTIBLE PREFERRED STOCK- 3.39%
Automobiles & Automotive Parts - 0.46%
General Motors 5.25%                                           30,000            715,800
                                                                               ---------
                                                                                 715,800
                                                                               ---------
Banking, Finance & Insurance - 0.35%
Chubb 7.00%                                                    20,000            547,800
                                                                               ---------
                                                                                 547,800
                                                                               ---------
Cable, Media & Publishing - 0.58%
Interpublic Group 5.375%                                       22,000            904,200
                                                                               ---------
                                                                                 904,200
                                                                               ---------
Energy - 0.32%
Chesapeake Energy 6.00%                                         6,500            494,000
                                                                               ---------
                                                                                 494,000
                                                                               ---------
Food, Beverage & Tobacco - 0.37%
Constellation Brands 5.75%                                     18,200            578,942
                                                                               ---------
                                                                                 578,942
                                                                               ---------
Paper & Forest Products - 0.52%
Temple-Inland 7.50%                                            14,000            805,140
                                                                               ---------
                                                                                 805,140
                                                                               ---------
Telecommunications - 0.71%
Lucent 7.75%                                                    1,000          1,102,560
                                                                               ---------
                                                                               1,102,560
                                                                               ---------
Utilities - 0.08%
Aquila 8.385%                                                   4,000            118,000
                                                                               ---------
                                                                                 118,000
                                                                               ---------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $5,767,842)                            5,266,442
                                                                               =========

PREFERRED STOCK- 2.25%
Energy - 0.14%
Chesapeake Energy 5.00%                                         2,000            217,000
                                                                               ---------
                                                                                 217,000
                                                                               ---------
Leisure, Lodging & Entertainment - 0.40%
WestCoast Hospitality Capital Trust 9.50%                      24,000            621,120
                                                                               ---------
                                                                                 621,120
                                                                               ---------
REITs - 1.62%
Equity Inns Series B 8.75%                                     18,300            488,976
LaSalle Hotel Properties 10.25%                                36,500          1,001,925
Ramco-Gershenson Properties 9.50%                              15,700            423,900
SL Green Realty 7.625%                                         23,000            601,595
                                                                               ---------
                                                                               2,516,396
                                                                               ---------
Utilities - 0.09%
Public Service Enterprise Group 10.25%                          2,400            137,856
TNP Enterprises PIK 14.50%                                          1                970
                                                                               ---------
                                                                                 138,826
                                                                               ---------
TOTAL PREFERRED STOCK (COST $3,438,548)                                        3,493,342
                                                                               =========

EXCHANGE TRADED FUNDS - 0.74%
iShares Dow Jones U.S. Real Estate Index Fund                  10,500          1,150,800
                                                                               ---------
TOTAL EXCHANGE TRADED FUNDS (COST $1,082,921)                                  1,150,800
                                                                               =========

WARRANT- 0.00%
+#Solutia 144A                                                     12                  0
                                                                               ---------
TOTAL WARRANT (COST $1,021)                                                            0
                                                                               =========

                                                                          PRINCIPAL
                                                                          AMOUNT
REPURCHASE AGREEMENTS- 7.79%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $6,089,261
collateralized by $776,000 U.S. Treasury
Bills due 12/16/04, market value $772,773, $4,279,000
U.S. Treasury Notes 1.625% due 3/31/05, market
value $4,304,536 and $1,043,000 U.S. Treasury Notes 10.75%
due 8/15/05, market value $1,134,911)                                      $6,089,000          6,089,000

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $6,026,256
collateralized by $4,985,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $5,015,909 and $1,083,000 U.S. Treasury
Notes 6.50% due 5/15/05, market value $1,139,133)                           6,026,000          6,026,000
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS (COST $12,115,000)                                                12,115,000
                                                                                            ============

TOTAL MARKET VALUE OF SECURITIES - 99.64%
   (cost $153,236,946)                                                                       154,962,473

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.36%                              562,214
                                                                                            ============
NET ASSETS APPLICABLE TO 14,649,980 SHARES OUTSTANDING - 100.00%                            $155,524,687
                                                                                            ============

--------------------------------------------------------------------------------
+ Non-income producing security for the period ended August 31, 2004.

# Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 3 in "Notes".

^Zero coupon bond. The interest rate shown is the yield at the time of purchase.

* Floating Rate Notes - the interest rate shown is the rate as of August 31, 2004 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

PIK - Payment in Kind
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).


FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:



Aggregate cost of investments        $153,231,656
                                     ------------
Aggregate unrealized appreciation       5,198,572
Aggregate unrealized depreciation      (3,467,755)
                                     ------------
Net unrealized appreciation          $  1,730,817
                                     ------------

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE SMALL CAP CONTRARIAN FUND

August 31, 2004

                                                             NUMBER OF         MARKET
                                                             SHARES            VALUE
COMMON STOCK- 93.22%
Aerospace & Defense - 1.41%
+Herley Industries                                             1,300           $ 23,907
+United Defense Industries                                       900             34,407
                                                                               --------
                                                                                 58,314
                                                                               --------
Banking & Finance - 10.18%
Boston Private Financial Holdings                              1,800             43,848
Colonial BancGroup                                             2,900             58,521
Commercial Federal                                             1,400             38,178
Compass Bancshares                                             1,200             55,500
First Republic Bank                                            1,000             44,790
Greater Bay Bancorp                                            1,700             48,399
MAF Bancorp                                                      900             37,647
Provident Bankshares                                           1,300             41,171
Republic Bancorp                                               1,700             25,007
+Sterling Financial                                              841             27,888
                                                                               --------
                                                                                420,949
                                                                               --------
Basic Industry/Capital Goods - 9.96%
Crane                                                          1,200             32,400
Federal Signal                                                   800             14,648
+Griffon                                                       2,600             52,052
Harsco                                                           800             35,904
+Insituform Technologies Class A                               1,100             19,569
+Jacobs Engineering Group                                        600             23,466
Kaydon                                                         1,400             39,844
Mueller Industries                                               700             27,503
Smith (A.O.)                                                     600             14,652
+Terex                                                           700             25,291
The St. Joe Company                                              900             43,560
Universal Forest Products                                        400             11,956
Wabtec                                                         2,100             35,931
Walter Industries                                              2,400             35,616
                                                                               --------
                                                                                412,392
                                                                               --------
Building & Materials - 2.26%
KB HOME                                                          600             41,262
Thor Industries                                                1,300             33,306
+WCI Communities                                                 800             19,184
                                                                               --------
                                                                                 93,752
                                                                               --------
Buildings & Materials - 1.16%
Texas Industries                                               1,100             48,180
                                                                               --------
                                                                                 48,180
                                                                               --------
Business Services - 1.84%
The Brink's Company                                            1,500             43,200
+United Stationers                                               800             32,936
                                                                               --------
                                                                                 76,136
                                                                               --------
Cable, Media & Publishing - 0.44%
Belo Class A                                                     800             18,352
                                                                               --------
                                                                                 18,352
                                                                               --------
Chemicals - 3.80%
Fuller (H.B.)                                                  1,100             28,963
MacDermid                                                      1,500             44,310
+PolyOne                                                       3,700             26,270
Spartech                                                       1,300             31,499
+Westlake Chemical                                             1,500             26,250
                                                                               --------
                                                                                157,292
                                                                               --------

Consumer Products - 2.30%
Bunge Limited                                                  1,100             43,879
+Constellation Brands                                          1,400             51,478
                                                                               --------
                                                                                 95,357
                                                                               --------
Electronics & Electrical Equipment - 3.17%
+Checkpoint Systems                                            1,900             28,690
+Plexus                                                        2,500             29,475
Symbol Technologies                                            2,500             32,250
+Technitrol                                                    2,300             40,848
                                                                               --------
                                                                                131,263
                                                                               --------
Energy - 8.73%
Arch Coal                                                      1,300             41,899
+Energy Partners                                               2,800             42,812
+FMC Technologies                                              1,200             36,864
+Grey Wolf                                                     6,700             28,475
+Magnum Hunter Resources                                       4,100             41,779
+Newfield Exploration                                          1,000             55,350
+Newpark Resources                                             5,600             31,920
+W-H Energy Services                                           2,100             39,732
+Whiting Petroleum                                             1,800             42,498
                                                                               --------
                                                                                361,329
                                                                               --------
Environmental Services - 1.54%
+Casella Waste Systems                                         2,300             26,427
+Tetra Tech                                                    2,100             37,317
                                                                               --------
                                                                                 63,744
                                                                               --------
Healthcare & Pharmaceuticals - 6.02%
+Alderwoods Group                                              3,100             28,551
+America Service Group                                           800             30,352
Arrow International                                              800             22,600
+Genesis HealthCare                                              800             24,872
+Kindred Healthcare                                            1,300             33,618
+Ocular Sciences                                                 500             21,800
Owens & Minor                                                  1,600             39,200
+RehabCare Group                                               1,000             22,990
+Service Corporation International                             4,200             25,242
                                                                               --------
                                                                                249,225
                                                                               --------
Insurance - 3.82%
AmerUs Group                                                   1,200             47,832
Berkley (W.R.)                                                 1,350             54,513
Harleysville Group                                             1,100             21,846
Platinum Underwriters Holdings                                 1,200             34,056
                                                                               --------
                                                                                158,247
                                                                               --------
Metals & Mining - 2.05%
Gibraltar Steel                                                1,200             38,436
+Golden Star Resources                                         4,400             20,328
+Meridian Gold                                                 2,000             26,240
                                                                               --------
                                                                                 85,004
                                                                               --------
Packaging & Containers - 1.91%
+Crown Holdings                                                2,800             27,160
+Pactiv                                                        2,200             52,030
                                                                               --------
                                                                                 79,190
                                                                               --------
Paper & Forest Products - 1.60%
Louisiana-Pacific                                              1,600             39,456
Wausau-Mosinee Paper                                           1,700             26,622
                                                                               --------
                                                                                 66,078
                                                                               --------
REITs - 4.90%
Ashford Hospitality Trust                                      1,700             14,620
Camden Property Trust                                          1,000             47,080
Highland Hospitality                                           2,500             28,175
Pan Pacific Retail Properties                                    700             37,373
Prentiss Properties Trust                                      1,100             40,381
Reckson Associates Realty                                      1,200             35,280
                                                                               --------
                                                                                202,909
                                                                               --------

Retail - 7.58%
+AnnTaylor Stores                                              1,950             47,132
Cato Class A                                                   2,000             42,300
+Department 56                                                   900             13,977
+Electronics Boutique Holdings                                 1,500             45,795
+Jo-Ann Stores                                                 1,035             27,531
Movie Gallery                                                    300              5,397
Oakley                                                         1,700             19,499
Pier 1 Imports                                                 2,400             41,640
+ShopKo Stores                                                 1,500             25,380
+Sports Authority                                                744             15,795
+Take-Two Interactive Software                                   900             29,475
                                                                              ---------
                                                                                313,921
                                                                              ---------
Technology/Hardware - 5.07%
+Bell Microproducts                                            2,400             18,216
+Entegris                                                      3,300             26,268
+Insight Enterprises                                           1,800             28,800
+International Rectifier                                         900             29,574
+Overland Storage                                              2,000             26,200
+Photronics                                                    1,100             15,785
+Storage Technology                                            1,600             38,800
+Tech Data                                                       700             26,362
                                                                              ---------
                                                                                210,005
                                                                              ---------
Technology/Software - 1.34%
+Datastream Systems                                            3,100             19,747
QAD                                                            1,900             11,780
+SYNNEX                                                        1,500             23,835
                                                                              ---------
                                                                                 55,362
                                                                              ---------
Telecommunications - 1.03%
+Netgear                                                       3,300             42,735
                                                                              ---------
                                                                                 42,735
                                                                              ---------
Textiles, Apparel & Furniture - 4.84%
+Carter's                                                        400             11,184
Furniture Brands International                                 1,700             39,100
K-Swiss                                                        1,900             37,069
Kellwood                                                       1,000             36,500
Phillips-Van Heusen                                              900             18,144
Reebok International                                             800             27,176
Wolverine World Wide                                           1,300             31,356
                                                                              ---------
                                                                                200,529
                                                                              ---------
Transportation & Shipping - 3.68%
Alexander & Baldwin                                            1,700             52,343
+Continental Airlines Class B                                  1,300             12,545
+Kirby                                                         1,000             35,540
+SCS Transportation                                              550             10,208
Skywest                                                          900             12,951
+Yellow Roadway                                                  700             28,728
                                                                              ---------
                                                                                152,315
                                                                              ---------
Utilities - 2.59%
Black Hills                                                      500             13,925
+El Paso Electric                                              1,700             26,078
PNM Resources                                                  1,600             34,192
Southwest Gas                                                  1,400             33,040
                                                                              ---------
                                                                                107,235
                                                                              ---------
TOTAL COMMON STOCK (COST $3,196,258)                                          3,859,815
                                                                              =========


EXCHANGE TRADED FUNDS - 1.60%
iShares Russell 2000 Value Index Fund                            400             66,340
                                                                              ---------
TOTAL EXCHANGE TRADED FUNDS (COST $57,699)                                       66,340
                                                                              =========

                                                                                 PRINCIPAL
                                                                                 AMOUNT
REPURCHASE AGREEMENTS- 4.54%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $94,504
collateralized by $12,100 U.S. Treasury
Bills due 12/16/04, market value $11,992, $66,400
U.S. Treasury Notes 1.625% due 3/31/05, market
value $66,798 and $16,200 U.S. Treasury Notes 10.75%
due 8/15/05, market value $17,612)                                                 $94,500               94,500

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $93,504
collateralized by $77,400 U.S. Treasury Notes 1.625%
due 3/31/05, market value $77,837 and $16,800 U.S. Treasury
Notes 6.50% due 5/15/05, market value $17,677)                                      93,500               93,500
                                                                                                     ----------
TOTAL REPURCHASE AGREEMENTS (COST $188,000)                                                             188,000
                                                                                                     ==========

TOTAL MARKET VALUE OF SECURITIES - 99.36%
   (cost $3,441,957)                                                                                  4,114,155

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.64%                                      26,431
                                                                                                     ==========
NET ASSETS APPLICABLE TO 327,625 SHARES OUTSTANDING - 100.00%                                        $4,140,586
                                                                                                     ==========

+Non-income producing security for the period ended August 31, 2004.

REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Contrarian Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:



Aggregate cost of investments                 $3,439,037
                                              ----------
Aggregate unrealized appreciation                824,450
Aggregate unrealized depreciation               (149,332)
                                              ----------
Net unrealized appreciation                   $  675,118
                                              ----------

3. CREDIT AND MARKET RISK

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE SMALL CAP VALUE FUND

August 31, 2004

                                                      NUMBER OF        MARKET
                                                      SHARES           VALUE
COMMON STOCK- 94.30%

Aerospace & Defense - 1.46%
+Herley Industries                                      142,900        $ 2,627,931
+United Defense Industries                               97,700          3,735,071
                                                                       -----------
                                                                         6,363,002
                                                                       -----------
Banking & Finance - 10.24%
*Boston Private Financial Holdings                      194,200          4,730,712
Colonial BancGroup                                      309,600          6,247,728
*Commercial Federal                                     145,500          3,967,785
Compass Bancshares                                      122,500          5,665,625
*First Republic Bank                                    104,600          4,685,034
*Greater Bay Bancorp                                    178,400          5,079,048
MAF Bancorp                                             101,000          4,224,830
Provident Bankshares                                    140,100          4,436,967
Republic Bancorp                                        182,250          2,680,898
+Sterling Financial                                      85,483          2,834,616
                                                                       -----------
                                                                        44,553,243
                                                                       -----------
Basic Industry/Capital Goods - 12.34%
*Arch Coal                                              143,500          4,625,005
Crane                                                   124,900          3,372,300
*Federal Signal                                          86,700          1,587,477
*+Griffon                                               262,760          5,260,455
Harsco                                                   90,300          4,052,664
*+Insituform Technologies Class A                       107,600          1,914,204
+Jacobs Engineering Group                                64,900          2,538,239
Kaydon                                                  154,100          4,385,686
*Mueller Industries                                      77,900          3,060,691
*Smith (A.O.)                                            64,200          1,567,764
+Terex                                                   74,902          2,706,209
*Texas Industries                                       113,100          4,953,780
The St. Joe Company                                      95,000          4,598,000
Universal Forest Products                                46,000          1,374,940
Wabtec                                                  227,500          3,892,525
*Walter Industries                                      255,100          3,785,684
                                                                       -----------
                                                                        53,675,623
                                                                       -----------
Building & Materials - 2.31%
KB HOME                                                  65,800          4,525,066
*Thor Industries                                        135,700          3,476,634
*+WCI Communities                                        84,500          2,026,310
                                                                       -----------
                                                                        10,028,010
                                                                       -----------
Business Services - 1.95%
The Brink's Company                                     165,400          4,763,520
+United Stationers                                       90,200          3,713,534
                                                                       -----------
                                                                         8,477,054
                                                                       -----------
Cable, Media & Publishing - 0.45%
Belo Class A                                             84,600          1,940,724
                                                                       -----------
                                                                         1,940,724
                                                                       -----------
Chemicals - 3.78%
*Fuller (H.B.)                                          117,100          3,083,243
MacDermid                                               159,100          4,699,814
+PolyOne                                                391,000          2,776,100
Spartech                                                127,700          3,094,171
*+Westlake Chemical                                     158,600          2,775,500
                                                                       -----------
                                                                        16,428,828
                                                                       -----------
Consumer Products - 2.33%
Bunge Limited                                           115,100          4,591,339
+Constellation Brands                                   150,300          5,526,531
                                                                       -----------
                                                                        10,117,870
                                                                       -----------

Electronics & Electrical Equipment - 3.21%
+Checkpoint Systems                                     205,200          3,098,520
*+Plexus                                                266,400          3,140,856
Symbol Technologies                                     263,700          3,401,730
+Technitrol                                             243,400          4,322,784
                                                                       -----------
                                                                        13,963,890
                                                                       -----------
Energy - 8.69%
*+Energy Partners                                       298,000          4,556,420
+FMC Technologies                                       128,900          3,959,808
*+Grey Wolf                                             710,700          3,020,475
+Magnum Hunter Resources                                441,800          4,501,942
+Newfield Exploration                                   108,600          6,011,010
*+Newpark Resources                                     597,000          3,402,900
*Southwest Gas                                          150,300          3,547,080
+W-H Energy Services                                    223,500          4,228,620
+Whiting Petroleum                                      194,600          4,594,506
                                                                       -----------
                                                                        37,822,761
                                                                       -----------
Environmental Services - 1.57%
+Casella Waste Systems                                  242,700          2,788,623
*+Tetra Tech                                            227,300          4,039,121
                                                                       -----------
                                                                         6,827,744
                                                                       -----------
Healthcare & Pharmaceuticals - 6.02%
+Alderwoods Group                                       329,700          3,036,537
*+America Service Group                                  84,900          3,221,106
Arrow International                                      87,600          2,474,700
+Genesis HealthCare                                      82,600          2,568,034
*+Kindred Healthcare                                    134,400          3,475,584
+Ocular Sciences                                         49,700          2,166,920
Owens & Minor                                           167,000          4,091,500
*+RehabCare Group                                       106,600          2,450,734
+Service Corporation International                      452,400          2,718,924
                                                                       -----------
                                                                        26,204,039
                                                                       -----------
Insurance - 3.88%
*AmerUs Group                                           126,300          5,034,318
Berkley (W.R.)                                          144,600          5,838,948
*Harleysville Group                                     117,400          2,331,564
Platinum Underwriters Holdings                          129,600          3,678,048
                                                                       -----------
                                                                        16,882,878
                                                                       -----------
Metals & Mining - 2.08%
*Gibraltar Steel                                        124,700          3,994,141
+Golden Star Resources                                  474,200          2,190,804
*+Meridian Gold                                         218,500          2,866,720
                                                                       -----------
                                                                         9,051,665
                                                                       -----------
Packaging & Containers - 1.95%
+Crown Holdings                                         303,700          2,945,890
+Pactiv                                                 233,900          5,531,735
                                                                       -----------
                                                                         8,477,625
                                                                       -----------
Paper & Forest Products - 1.52%
Louisiana-Pacific                                       167,500          4,130,550
Wausau-Mosinee Paper                                    157,100          2,460,186
                                                                       -----------
                                                                         6,590,736
                                                                       -----------
REITs - 4.92%
Ashford Hospitality Trust                               184,600          1,587,560
Camden Property Trust                                   102,200          4,811,576
Highland Hospitality                                    264,600          2,982,042
Pan Pacific Retail Properties                            77,800          4,153,742
Prentiss Properties Trust                               115,900          4,254,689
Reckson Associates Realty                               123,000          3,616,200
                                                                       -----------
                                                                        21,405,809
                                                                       -----------
Retail - 7.42%
+AnnTaylor Stores                                       199,700          4,826,749
Cato Class A                                            214,500          4,536,675
+Department 56                                           93,600          1,453,608
*+Electronics Boutique Holdings                         159,300          4,863,429
*+JO-ANN Stores                                          84,385          2,244,641
*Movie Gallery                                           29,400            528,906
*Oakley                                                 170,900          1,960,223
Pier 1 Imports                                          252,800          4,386,080
*+ShopKo Stores                                         156,000          2,639,520
*+Sports Authority                                       83,156          1,765,402
*+Take-Two Interactive Software                          93,600          3,065,400
                                                                       -----------
                                                                        32,270,633
                                                                       -----------

Technology/Hardware - 5.22%
*+Bell Microproducts                                    258,600          1,962,774
*+Entegris                                              409,700          3,261,212
+Insight Enterprises                                    192,800          3,084,800
+International Rectifier                                 98,500          3,236,710
+Overland Storage                                       208,700          2,733,970
*+Photronics                                             98,900          1,419,215
+Storage Technology                                     171,100          4,149,175
+Tech Data                                               76,100          2,865,926
                                                                       -----------
                                                                        22,713,782
                                                                       -----------
Technology/Software - 1.43%
*+Datastream Systems                                    330,100          2,102,737
QAD                                                     240,800          1,492,960
*+SYNNEX                                                164,100          2,607,549
                                                                       -----------
                                                                         6,203,246
                                                                       -----------
Telecommunications - 1.06%
+Netgear                                                356,000          4,610,200
                                                                       -----------
                                                                         4,610,200
                                                                       -----------
Textiles, Apparel & Furniture - 4.89%
+Carter's                                                45,300          1,266,588
*Furniture Brands International                         176,600          4,061,800
*K-Swiss                                                198,200          3,866,882
Kellwood                                                111,700          4,077,050
*Phillips-Van Heusen                                     99,600          2,007,936
Reebok International                                     82,400          2,799,128
Wolverine World Wide                                    132,700          3,200,724
                                                                       -----------
                                                                        21,280,108
                                                                       -----------
Transportation - 3.75%
Alexander & Baldwin                                     178,900          5,508,331
*+Continental Airlines Class B                          134,800          1,300,820
*+Kirby                                                 106,800          3,795,672
+SCS Transportation                                      61,100          1,134,016
*Skywest                                                 93,800          1,349,782
+Yellow Roadway                                          79,000          3,242,160
                                                                       -----------
                                                                        16,330,781
                                                                       -----------
Utilities - 1.83%
Black Hills                                              51,300          1,428,705
+El Paso Electric                                       185,700          2,848,638
PNM Resources                                           172,500          3,686,325
                                                                       -----------
                                                                         7,963,668
                                                                       -----------
TOTAL COMMON STOCK (COST $334,004,547)                                 410,183,919
                                                                       ===========

EXCHANGE TRADED FUNDS - 1.53%
*iShares Russell 2000 Value Index Fund                   40,200          6,667,170
                                                                       -----------
TOTAL EXCHANGE TRADED FUNDS (COST $5,591,158)                            6,667,170
                                                                       ===========

WARRANT- 0.00%
+Magnum Hunter Resources                                 49,500             17,325
                                                                            ------
TOTAL WARRANT (COST $0)                                                     17,325
                                                                            ======

                                                                                     PRINCIPAL
                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 3.64%
With BNP Paribas 1.54% 9/1/04
(dated 8/31/04, to be repurchased at $7,950,339
collateralized by $1,104,000 U.S. Treasury
Bills due 12/16/04, market value $1,008,974, $5,586,000
U.S. Treasury Notes 1.625% due 3/31/05, market
value $5,620,236, and $1,362,000 U.S. Treasury Notes 10.75%
due 8/15/05, market value $1,481,802)                                                $7,950,000         7,950,000

With UBS Warburg 1.53% 9/1/04
(dated 8/31/04, to be repurchased at $7,868,335
collateralized by $6,509,000 U.S. Treasury Notes 1.625%
due 3/31/05, market value $6,549,043, and $1,414,000 U.S. Treasury
Notes 6.50% due 5/15/05, market value $1,487,314)                                     7,868,000          7,868,000
                                                                                                       -----------
TOTAL REPURCHASE AGREEMENTS (COST $15,818,000)                                                          15,818,000
                                                                                                       ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL- 99.47%
   (COST $355,413,705)                                                                                 432,686,414
                                                                                                       ===========

SECURITIES LENDING COLLATERAL++ -  18.56%
  Abbey National New York 1.19% 10/15/04                                              1,564,187          1,576,737
  Banc of America Securities 1.583% 9/1/04                                           17,454,131         17,454,131
  Bank of America 1.65% 10/29/04                                                      3,321,957          3,321,971
  Barclays London 1.92% 1/31/05                                                         664,155            664,394
  CDC IXIS 1.485% 11/12/04                                                            2,658,227          2,657,577
  Citicorp 1.553% 9/21/2004                                                           3,319,094          3,316,250
  Credit Suisse First Boston 1.60% 12/13/04                                           2,658,311          2,657,577
  Deutsche Bank Financial 1.383% 2/22/05                                                663,990            664,733
  Fith Third Bank 1.53% 9/15/2004                                                     3,321,979          3,321,971
  General Electric Capital
    1.594% 10/25/04                                                                   1,129,686          1,130,228
    1.618%   2/3/05                                                                     996,168            997,521
    1.632% 10/4/04                                                                      996,649            997,064
  Goldman Sachs Group LP
    1.743% 12/8/04                                                                    1,561,326          1,561,326
    1.80% 12/21/04                                                                    1,527,887          1,528,107
  HBOs Treasury Services 1.62% 10/29/04                                               3,322,065          3,321,971
  ING Bank NV 1.10% 9/30/04                                                           2,658,212          2,657,577
  Merrill Lynch Mortgage Capital 1.663% 10/12/04                                      2,657,577          2,657,577
  Morgan Stanley Dean Witter
    1.643% 3/10/05                                                                    2,657,877          2,657,577
    1.72% 9/30/05                                                                       663,243            664,394
  Proctor and Gamble 1.533% 9/30/05                                                   3,323,233          3,321,971
  Rabobank 1.615% 3/2/05                                                              3,322,065          3,321,344
  Royal Bank of Canada 1.575% 6/27/05                                                 3,322,000          3,321,140
  Societe Generale
    1.568% 6/14/05                                                                    1,667,058          1,666,506
    1.647% 12/8/04                                                                    2,657,160          2,657,243
  Union Bank of Switzerland 1.13% 12/20/04                                            3,326,824          3,321,971
  Wachovia Bank NA 1.627% 11/15/04                                                    2,657,419          2,658,148
  Wells Fargo Bank 1.57% 9/30/05                                                      3,323,922          3,321,971
  Wilmington Trust 1.44% 9/8/04                                                       3,321,999          3,321,971
                                                                                                      ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $80,720,948)                                                  80,720,948
                                                                                                      ============

TOTAL MARKET VALUE OF SECURITIES - 118.03%
(COST $436,134,653)                                                                                    513,407,362
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (18.56%) ++                                       (80,720,948)**
                                                                                                      ============
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.53%                                      2,317,409
                                                                                                      ------------
NET ASSETS APPLICABLE TO 12,970,661 SHARES OUTSTANDING - 100.00%                                      $435,003,823
                                                                                                      ============

REIT - Real Estate Investment Trust
+ Non-income producing security for the period ended August 31, 2004. ++ See Note 3 in "Notes."
*Fully or partially on loan.
** Includes $79,451,889 of securities on loan.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments       $355,435,069
                                    ------------
Aggregate unrealized appreciation     92,126,326
Aggregate unrealized depreciation    (14,874,981)
                                    ------------
Net unrealized appreciation         $ 77,251,345
                                    ------------

3.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2004, the market value of securities on loan was $79,451,889, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small- sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Equity
         Funds V;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       ----------------

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Equity
         Funds V;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
       -----------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       -----------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  10/29/04
       -----------------------

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  10/29/04
------------------------------